June 23, 1997



Securities and Exchange Commision
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Attention:   Filings - Rule 497(j)

Re:  Dreyfus Institutional Preferred Money Market Fund
     CIK No.  1038520
     1940 Act File No.  811-8211
     Registration Statement File No.  333-26513

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the Securities and Exchange Commission on June 9, 1997.

     Please address any comments or questions to the undersigned at (212) 922-6787.

                                             Very truly yours,




                                             Elizabeth Larkin

EL:dp

cc:  J. Prusnofsky
     Stroock & Stroock & Lavan
     Ernst & Young LLP